Saving Accounts and Time Deposits	12 Months Ended
Dec. 31, 2021
Disclosure of deposits from customers [text block] [Abstract]
Saving Accounts and Time Deposits
21.	Saving Accounts and Time Deposits:

As of December 31, 2020 and 2021, saving accounts and time deposits are detailed as follows:

	2020	2021
	MCh$	MCh$
Time deposits	8,442,536	8,319,165
Term savings accounts	342,550	448,257
Other term balances payable	114,455	372,584
Total	8,899,541	9,140,006